Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

The provision (benefit) for income taxes for the year ended December 31, 2012, 2011 and 2010 consists of the following:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)
Current:
Federal	$4,256	1,216	30
State	435	81	22
	4,691	1,297	52
Deferred:
Federal	(12,664)	(590)	—
State	(4,231)	(145)	—
	(16,895)	(735)	—
Total	$(12,204)	562	52

Differential income tax provisions computed at the Federal statutory corporate tax rate

The income tax provisions differ from that computed at the Federal statutory corporate tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years ended December 31,
	2012	2011	2010
	(Dollars In Thousands)

Income (loss) before income taxes	$22,710	(6,911)	(1,802)
Tax at Federal statutory rate (35%)	7,949	(2,419)	(631)
Add (deduct) effect of:
State income taxes net of Federal income tax benefit (expense)	(2,467)	(41)	14
Cash surrender value of life insurance	(375)	(393)	(398)
Non-deductible ESOP and stock option expense	103	119	168
Tax-exempt interest income	(185)	(254)	(294)
Reversal of federal valuation allowance on deferred taxes	(17,008)	2,921	1,281
Intra-period tax allocation between other comprehensive income and loss from operations	—	(591)	—
Increase in tax exposure reserve	(184)	1,216	—
Other	(37)	4	(88)
Income tax provision (benefit)	(12,204)	562	52
Effective tax rate	(53.7)%	(8.1)%	(2.9)%

Components of net deferred tax assets (liabilities) included in prepaid expenses and other assets

The significant components of the Company’s net deferred tax assets (liabilities) included in prepaid expenses and other assets are as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(In Thousands)
Gross deferred tax assets:
Excess book depreciation	$653	617
Compensation agreements	277	335
Restricted stock and stock options	935	1,252
Allowance for loan losses	12,316	13,113
Repurchase reserve for loans sold	357	—
Real estate owned write-downs	4,005	4,826
Interest recognized for tax but not books	1,609	1,169
Federal NOL carryforward	—	915
State NOL carryforward	817	1,563
Unrealized loss on impaired securities	—	841
Other	426	213
Total gross deferred tax assets	21,395	24,844
Valuation allowance	—	(21,270)
Deferred tax assets	21,395	3,574
Gross deferred tax liabilities:
Unrealized gain on securities available for sale, net	(1,834)	(1,228)
Mortgage servicing rights	(1,278)	—
FHLB stock dividends	(858)	(931)
Deferred loan fees	(639)	(859)
Deferred liabilities	(4,609)	(3,018)
Net deferred tax assets	$16,786	556

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In Thousands)
Balance at January 1	$2,004	—
Increases related to prior year tax positions	13	1,526
Increases related to current year tax positions	2	478
Decreases related to prior year tax positions	(1,948)	—
Balance at December 31	$71	2,004